UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware            August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     87

Form 13F Information Table Value Total:     $615,243
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1             Column 2    Column 3    Column 4      Column 5     Column 6    Column 7            Column 8
                                                                      SHRS OR
                                                                      SH/PUT/
        NAME OF ISSUER          TITLE OF                 VALUE        PRN AMT     INVESTMENT    OTHER         VOTING AUTHORITY
                                 CLASS        CUSIP     (x$1000)      PRN CALL    DISCRETION   MANAGERS   SOLE   SHARED   NONE
Abbott Laboratories                Com      002824100    $5,099     83,200   SH      Sole                83,200
Ace Limited                        Com      H0023R105    $1,665     22,600   SH      Sole                22,600
Alexion Pharmaceuticals, Inc.      Com      015351109   $15,591    167,900   SH      Sole               167,900
Altria Group, Inc.                 Com      02209S103    $9,864    315,400   SH      Sole               315,400
Amazon.com, Inc.                   Com      023135106    $6,698     33,075   SH      Sole                33,075
Ambev ADR                          ADR      20441W203    $5,748    137,000   SH      Sole               137,000

Ambev ADR                          ADR      20441W203    $3,828     91,410   SH      Sole                                91,410
America Movil SA ADR               ADR      02364W105    $2,625    105,700   SH      Sole               105,700

America Movil SA ADR               ADR      02364W105    $1,649     66,400   SH      Sole                                66,400
Ametek, Inc.                       Com      031100100    $4,196     86,500   SH      Sole                86,500
Amphenol Corp.                     Com      032095101    $4,221     70,500   SH      Sole                70,500
Apple Computer, Inc.               Com      037833100   $29,498     49,200   SH      Sole                49,200
Baidu, Inc.                        ADR      056752108   $14,045     96,350   SH      Sole                96,350

Baidu, Inc.                        ADR      056752108    $7,857     53,900   SH      Sole                                53,900
Banco Bradesco S.A. ADR            ADR      059460303    $4,996    285,300   SH      Sole               285,300

Banco Bradesco S.A. ADR            ADR      059460303    $3,098    176,900   SH      Sole                               176,900
Biogen Idec, Inc.                  Com      09062X103   $22,006    174,650   SH      Sole               174,650
Boeing Company                     Com      097023105    $4,432     59,600   SH      Sole                59,600
Canadian National Railway Co.
ADR                                Com      136375102    $1,501     18,900   SH      Sole                18,900
Caterpillar, Inc.                  Com      149123101   $15,403    144,600   SH      Sole               144,600
Celgene Corporation                Com      151020104    $4,372     56,400   SH      Sole                56,400
Chevron Corporation                Com      166764100    $5,609     52,300   SH      Sole                52,300
Coach, Inc.                        Com      189754104   $16,919    218,300   SH      Sole               218,300
Coca-Cola Company                  Com      191216100    $4,651     62,400   SH      Sole                62,400
Compania Cervecerias Unidas SA     ADR      204429104    $2,156     27,400   SH      Sole                27,400
Compania Cervecerias Unidas SA     ADR      204429104      $283      3,600   SH      Sole                                 3,600
Costco Wholesale Corporation       Com      22160K105   $11,650    128,300   SH      Sole               128,300
Cummins, Inc.                      Com      231021106   $11,884     99,000   SH      Sole                99,000
Deere & Co.                        Com      244199105    $4,605     56,600   SH      Sole                56,600
Ecopetrol SA ADR                   ADR      279158109    $1,686     27,600   SH      Sole                27,600

Ecopetrol SA ADR                   ADR      279158109    $1,094     17,900   SH      Sole                                17,900
EMC Corp.                          Com      268648102    $6,087    203,700   SH      Sole               203,700
Exxon Mobil Corp.                  Com      30231G102    $6,054     69,800   SH      Sole                69,800
F5 Networks, Inc.                  Com      315616102    $3,914     29,000   SH      Sole                29,000
Fomento Economico Mex-SP ADR       ADR      344419106    $3,768     45,800   SH      Sole                45,800

Fomento Economico Mex-SP ADR       ADR      344419106    $1,991     24,200   SH      Sole                                24,200
Gerdau SA ADR                      ADR      373737105    $1,667    173,100   SH      Sole               173,100

Gerdau SA ADR                      ADR      373737105    $1,079    112,000   SH      Sole                               112,000
Goldcorp, Inc.                     Com      380956409    $1,595     35,400   SH      Sole                35,400

Goldcorp, Inc.                     Com      380956409   $19,092    423,700   SH      Sole                               423,700
Google, Inc.                       Com      38259P508   $22,229     34,665   SH      Sole                34,665
Harmony Gold Mining Co., Ltd.      ADR      413216300    $1,978    181,000   SH      Sole               181,000

Harmony Gold Mining Co., Ltd.      ADR      413216300    $1,214    111,100   SH      Sole                               111,100
Herbalife, Ltd.                    Com      G4412G101    $2,601     37,800   SH      Sole                37,800
Humana, Inc.                       Com      444859102   $12,268    132,300   SH      Sole               132,300
Intel Corp.                        Com      458140100    $8,440    300,200   SH      Sole               300,200
International Business
Machines                           Com      459200101   $23,885    114,475   SH      Sole               114,475
Intuit                             Com      461202103    $5,673     94,300   SH      Sole                94,300
Intuitive Surgical, Inc.           Com      46120E602   $18,238     33,665   SH      Sole                33,665
MasterCard, Inc.                   Com      57636Q104   $16,443     39,100   SH      Sole                39,100
McDonald's Corporation             Com      580135101    $9,942    101,350   SH      Sole               101,350
Medtronic                          Com      585055106    $3,774     96,300   SH      Sole                96,300
Microsoft Corp.                    Com      594918104   $14,882    461,400   SH      Sole               461,400
Monsanto Company                   Com      61166W101    $4,634     58,100   SH      Sole                58,100
Monster Beverage Corp.             Com      611740101    $2,744     44,200   SH      Sole                44,200
National Oilwell Varco, Inc.       Com      637071101    $2,495     31,400   SH      Sole                31,400
Nike, Inc. Class B                 Com      654106103   $15,384    141,400   SH      Sole               141,400
Nuance Communications, Inc.        Com      67020Y100    $3,180    124,300   SH      Sole               124,300
Occidental Petroleum Corp.         Com      674599105    $3,945     41,200   SH      Sole                41,200
Oceaneering International, Inc     Com      675232102    $3,298     61,200   SH      Sole                61,200
Oracle Corporation                 Com      68389X105    $4,631    158,800   SH      Sole               158,800
P Acucar Cbd - ADR                 ADR      20440T201    $1,838     38,600   SH      Sole                38,600

P Acucar Cbd - ADR                 ADR      20440T201    $1,191     25,000   SH      Sole                                25,000
Petroleo Brasileiro ADR            ADR      71654V408    $3,262    122,200   SH      Sole               122,200

Petroleo Brasileiro ADR            ADR      71654V408    $2,098     78,600   SH      Sole                                78,600
Philip Morris International        Com      718172109    $5,461     61,100   SH      Sole                61,100
Precision Castparts Corp.          Com      740189105   $15,594     90,175   SH      Sole                90,175
Priceline.com, Inc.                Com      741503403    $3,713      5,175   SH      Sole                 5,175
Qualcomm, Inc.                     Com      747525103   $25,135    369,300   SH      Sole               369,300
Roper Industries, Inc.             Com      776696106    $6,009     60,600   SH      Sole                60,600
Ross Stores, Inc.                  Com      778296103    $3,039     52,300   SH      Sole                52,300
Sandisk Corporation                Com      80004C101   $11,976    241,500   SH      Sole               241,500
Schlumberger, Ltd.                 Com      806857108    $4,072     58,000   SH      Sole                58,000
Starbucks Corporation              Com      855244109    $6,634    118,700   SH      Sole               118,700
T Rowe Price Group, Inc.           Com      74144T108    $4,297     65,800   SH      Sole                65,800
Telephonica Brasil, S.A.           ADR      87936R106      $545     17,050   SH      Sole                17,050
TJX Companies, Inc.                Com      872540109    $2,990     75,300   SH      Sole                75,300
Union Pacific Corp.                Com      907818108   $13,574    125,600   SH      Sole               125,600
United Technologies Corp.          Com      913017109    $4,777     57,600   SH      Sole                57,600
US Bancorp                         Com      902973304    $2,764     86,700   SH      Sole                86,700
Vale SA SP ADR                     ADR      91912E105    $2,681    114,900   SH      Sole               114,900

Vale SA SP ADR                     ADR      91912E105    $2,193     94,000   SH      Sole                                94,000
Viacom, Inc.                       Com      92553P201    $4,508     94,500   SH      Sole                94,500
Wal Mart Stores, Inc.              Com      931142103    $8,600    139,600   SH      Sole               139,600
Wells Fargo Company                Com      949746101    $1,355     39,700   SH      Sole                39,700
Whole Foods Market, Inc.           Com      966837106    $4,867     58,500   SH      Sole                58,500
Yum! Brands, Inc.                  Com      988498101   $16,016    225,000   SH      Sole               225,000